Summary of Significant Accounting Policies, Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2021
Buildings and Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Abstract]
Estimated useful lives	5 years
Buildings and Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Abstract]
Estimated useful lives	50 years
Machinery and Other Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Abstract]
Estimated useful lives	3 years
Machinery and Other Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Abstract]
Estimated useful lives	20 years